Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

February 25, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds 2033 Term High Yield and Income ETF, each dated February 23, 2026, do not differ from those contained in Post-Effective Amendment No. 2,873 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 23, 2026.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary